COST OF REVENUE (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF COST OF REVENUE

Cost of revenue incurred are comprised of the following:

	June 30, 2024	June 30, 2023
Salaries and benefits	$409,638	$262,845
Subcontractors	106,959	-
Software and other	20,452	24,880
Depreciation	607	775
	$537,656	$288,500